Executive and Supervisory Board Compensation	12 Months Ended
Dec. 31, 2024
Executive and Supervisory Board Compensation
Executive and Supervisory Board Compensation

(G.5) Executive and Supervisory Board Compensation

y Accounting Policy

The short-term employee benefits disclosed below in the table “Executive Board Compensation” include a short-term, one-year performance-based compensation (“short-term incentive,” STI). The STI is granted in the Executive Board member’s home currency for a single year. Payment of part of the payout amount under the STI is deferred by one or two additional years and linked to the performance of the SAP share price (“STI deferral”). The short-term employee benefits include both the granted and the deferred amount.

The share-based payment amounts disclosed below in the table “Executive Board Compensation” are based on the grant date fair value of the share units in the respective year. In 2024, share units were issued to the Executive Board members under the LTI 2024. In 2023 and 2022, share units were issued to the Executive Board members under the LTI 2020. For more information about the terms and details of these plans, see Note (B.3).

In the table “Share-Based Payment for Executive Board Members,” the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share-Based Payment) in the respective period.

The total compensation of the Executive Board members for each of the years 2024, 2023, and 2022 was as follows:

Executive Board Compensation

€ thousands	2024	2023	2022
Short-term employee benefits	21,116	19,632	12,556
Share-based payment	22,279	24,469	20,726
Subtotal	43,395	44,101	33,282
Post-employment benefits	-269	1,033	-1,429
thereof defined-benefit	-711	673	-1,433
thereof defined-contribution	441	360	4
Termination benefits	21,615	NA	9,600
Total	64,741	45,134	41,453

Share-Based Payment for Executive Board Members

	2024	2023	2022
Number of share units granted	126,244	214,530	205,965
Total expense in € thousands	52,062	36,127	9,986

The defined benefit obligation (DBO) for pensions to Executive Board members and the annual pension entitlement of the members of the Executive Board on reaching age 62 based on entitlements from performance-based and salary-linked plans were as follows:

Retirement Pension Plan for Executive Board Members

€ thousands	2024	2023	2022
DBO 12/31	1,187	2,192	1,462
Annual pension entitlement	88	137	114

The total annual compensation of the Supervisory Board members is as follows:

Supervisory Board Compensation

€ thousands	2024	2023	2022
Total compensation	5,579	5,427	5,206
thereof fixed compensation	3,507	3,185	3,149
thereof committee remuneration	2,071	2,242	2,058

The Supervisory Board compensation is a short-term benefit. The Supervisory Board members do not receive any share-based payment for their services. As far as members who are employee representatives on the Supervisory Board receive share-based payment, such compensation is for their services as employees only and is unrelated to their status as members of the Supervisory Board.

Payments to/DBO for Former Executive Board Members

€ thousands	2024	2023	2022
Payments	2,444	2,329	2,217
DBO 12/31	32,213	33,251	31,217

In 2023, SAP granted a loan within the SAP - Flex Loan program for its employees, amounting to €5,000 to an employee who later joined the Supervisory Board as an employee representative in 2024. Besides this loan, SAP did not grant any compensation advance or credit to, or enter into any commitment for the benefit of, any member of the Executive Board or Supervisory Board in 2024, 2023, or 2022.